RECOVERABLE TAXES - Summary of Current Tax Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
RECOVERABLE TAXES
ICMS on purchase of goods	[1]	R$ 704,018	R$ 732,853
Taxes on purchase of goods – foreign subsidiaries		245,955	313,214
ICMS on purchases of property, plant and equipment and purchase of goods		14,365	12,138
PIS and COFINS on purchase of property, plant and equipment and purchase of goods	[2]	950,307	984,737
Withholding PIS, COFINS and CSLL		1,671	1,673
Tax on Manufactured Goods - IPI	[3]	152,686	114,179
Other		199,276	220,455
Total		2,268,278	2,379,249
Current		911,410	1,029,625
Non-current		R$ 1,356,868	R$ 1,349,624

[1]	Tax credits related to the tax on the circulation of goods, interstate and inter-municipal transport and communication services (ICMS) were generated mainly by purchases, whose tax rate is higher than the average of sales. The Company expects to realize these credits during the ordinary course of business through offsetting with sales operations in the domestic market.
[2]	The accumulated tax credits of PIS and COFINS basically arise from credits on purchases of raw materials used in the production and from purchase of property, plant and equipment, as well as credits arising out of the exclusion of ICMS from the calculation basis of the PIS/COFINS. The realization of these credits normally occurs through offsetting with sales operations in the domestic market.
[3]	The balance will be used to offset IPI (Taxes over industrialized products) payable in future operations of the Company.